Label	Element	Value
Document And Entity Information Elements	ck0000088525_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2013
Registrant Name	dei_EntityRegistrantName	GUGGENHEIM FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000088525
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 19, 2014
Document Effective Date	dei_DocumentEffectiveDate	Mar. 26, 2014
Prospectus Date	rr_ProspectusDate	Mar. 26, 2014